Note 4 - Loans and Related Allowance for Loan Losses (Details) - Additional Information on Impaired Loans (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commercial and Industrial [Member]
Total:
Impaired loans, average recorded investment	$ 2,187	$ 2,776	$ 1,637
Impaired loans, interest income recognized	119	348	58
Real Estate Construction [Member]
Total:
Impaired loans, average recorded investment	3,743	2,798	4,521
Impaired loans, interest income recognized	183	156	216
Residential Real Estate Mortgage [Member]
Total:
Impaired loans, average recorded investment	5,380	4,263	3,188
Impaired loans, interest income recognized	293	338	157
Commercial Real Estate Mortgage [Member]
Total:
Impaired loans, average recorded investment	6,500	4,717	5,083
Impaired loans, interest income recognized	493	543	97
Consumer Installment [Member]
Total:
Impaired loans, average recorded investment	13	27	24
Impaired loans, interest income recognized	$ 1	$ 3	$ 2